SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash paid during the period for:
Income taxes, net	$ 320	$ 670
Interest	2,380	2,660
Supplemental disclosure of non-cash investing and financing activities is as follows:
Unrealized gains on securities designated as available for sale, net of tax	555	1,022
Transfers of loans to other real estate owned	243	323
Beginning of period adjustment from transfer of mortgage servicing rights from amortized cost method to fair value method, net of tax	$ 0	$ 44